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Defined Asset Funds (SM)

SELECT SERIES

Standard & Poor's
Intrinsic Value Portfolio

1998
SERIES
A

A Value Approach
to Selecting
Mid to Large Cap
Growth Stocks

[LOGO] Merrill Lynch

                            A Value Approach to
                        Selecting Mid to Large Cap
                               Growth Stocks

AT ONE TIME, it was thought that intrinsic value and "book" or liquidation value were the same. Intrinsic Value, however, looks beyond these traditional measurements in search of real earnings value. The screening process asks what is the company's business worth? What is its future earnings potential? Standard & Poor's(1), our Portfolio Consultant, seeks by analysis to determine if the current market price justifies the purchase of a stock. The goal is to identify those stocks whose intrinsic value is higher than the current market price.

------------
     (1) Standard & Poor's is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Defined Asset Funds. The Portfolio is not sponsored, managed, sold or promoted by Standard & Poor's.

Determining Intrinsic Value

Standard & Poor's has developed a proprietary analytical process using a combination of fundamental and valuation measurements which seeks to identify stocks with growth potential. This process uses a quantitative analysis and a series of screens to select the stocks that are eligible for inclusion in the Intrinsic Value Portfolio.

The Standard & Poor's Intrinsic Value Portfolio

The Portfolio seeks capital appreciation by investing, for about one year, in stocks believed to have potential for growth based on a combination of fundamental and valuation measurements. After one year, you may roll your investment into the new Portfolio, if available. Although this is a one year investment, we recommend staying with the Strategy for at least three to five years for more consistent results.

Is this right for you?

This Portfolio is designed for investors who seek potentially higher returns and are willing and able to withstand above average price volatility associated with growth stocks.

Value
------------------------------------------------------------------------------
             Intrinsic Value Portfolio - The Screening Process
------------------------------------------------------------------------------
Free Cash Flow greater than $20      Companies with High Free Cash Flow
million                              Free Cash Flow of more than $20
Compustat Database:10,400 Stocks     million for the last year.  This measure
                                     is calculated by adding a company's
                                     net income, depreciation and
                                     amortization, and then subtracting its
                                     capital expenditures.  This is intended
                                     to identify companies with high
                                     positive cash flows.
------------------------------------------------------------------------------
Net Margins of 15% or more           Profitability
1,313 Stocks                         Net Profit Margins of 15% or more for
                                     the last year.  This represents net
                                     income, divided by sales.  It measures
                                     a company's franchise value.
------------------------------------------------------------------------------
Return on equity of 20% or more      Return on Equity of more than 20%
235 Stocks                           for the last year.
                                     Return on equity is net income as a
                                     percentage of common equity.  This is
                                     intended to measure how efficiently
                                     the company is using its capital.
------------------------------------------------------------------------------
Market Acceptance                    Market Acceptance
123 Stocks
                                     Good value of reinvested earnings.
                                     To pass this screen, growth in market
                                     capitalization must exceed the growth
                                     in retained earnings of the company
                                     over the last five years.  This screen
                                     selects companies that have been able
                                     to add more than a dollar of market
                                     value for every additional dollar of
                                     earnings retained.  This measures
                                     market acceptance and momentum.
------------------------------------------------------------------------------
Eliminate Overpriced Stocks          Eliminate Overpriced Stocks
 59 Stocks
                                     Stock trades below Intrinsic Value.
                                     Only stocks whose current price is
                                     below the present value of their
                                     estimated free cash flow, as calculated
                                     by Standard & Poor's, will be
                                     included.
------------------------------------------------------------------------------
Defined Funds Liquidity Screen       Liquidity
Intrinsic Value Portfolio
32 Stocks                            Defined Asset Funds reviews the
                                     remaining stocks for market
                                     capitalization, liquidity and other
                                     factors.  Only the stocks that pass all
                                     of the screens are included in the
                                     Intrinsic Value Portfolio.
------------------------------------------------------------------------------




SELECT S&P INTRINSIC VALUE PORTFOLIO - 1998 SERIES A
COMPANY                               SYMBOL             DESCRIPTION                               % OF
                                                                                                   PORTFOLIO
------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS                                                                  24%
------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.               AMAT               Develops, manufactures, markets and
                                                         services wafer fabrication equipment
                                                         and related spare parts for the
                                                         semiconductor industry worldwide.
------------------------------------------------------------------------------------------------------------
GenRad, Inc.                          GEN                Manufactures and sells computer
                                                         controlled test and development
                                                         equipment.  Its products are sold in the
                                                         U.S. and Europe.
------------------------------------------------------------------------------------------------------------
Gentex Corporation                    GNTX               Designs, develops, manufactures and
                                                         markets products using electro-optic
                                                         technology.  Its products include smoke
                                                         detectors, signaling appliances and
                                                         automatic rearview mirrors.
------------------------------------------------------------------------------------------------------------
Intel Corporation                     INTC               Worldwide manufacturer and vendor of
                                                         micro-computer components and related
                                                         products.
------------------------------------------------------------------------------------------------------------
Linear Technology                     LLTC               Designs, manufactures and markets
Corporation                                              linear integrated circuits for use in
                                                         automotive, industrial, multi-media,
                                                         satellite and telecommunications
                                                         applications.
------------------------------------------------------------------------------------------------------------
Maxim Integrated                      MXIM               Manufactures and sells linear and
Products, Inc.                                           mixed-signal integrated circuits.
                                                         Provides key technology for
                                                         communications and portable electronic
                                                         markets.
------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.                      PMCS               A wholly owned subsidiary of Sierra
                                                         Semiconductor which provides high
                                                         speed internetworking component
                                                         solutions.  They are headquartered in
                                                         Canada.
------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                          XLNX               Largest supplier of programmable logic
                                                         devices and computer chips that can be
                                                         custom-programmed by the user.
------------------------------------------------------------------------------------------------------------
MEDICAL/HEALTH CARE                                                                                   16%
------------------------------------------------------------------------------------------------------------
Amgen, Inc.                           AMGN               One of the world's largest bio-
                                                         technology companies develops,
                                                         manufactures and markets drugs based
                                                         on advanced molecular and cellular
                                                         biology.
------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb                  BMY                A leading manufacturer of prescription
Co.                                                      and non-prescription drugs, healthcare
                                                         products and beauty aids.
------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals,                  ICN                Manufactures and markets a variety of
Inc.                                                     prescription and over-the-counter drugs,
                                                         diagnostic products and research
                                                         chemicals sold in over 60 countries.
------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.                LNCR               Operating over 260 centers, Lincare
                                                         supplies oxygen and other vital
                                                         respiratory therapy services to in-home
                                                         patients.
------------------------------------------------------------------------------------------------------------
Sofamor Danek Group,                  SDG                Develops, manufactures and markets
Inc.                                                     devices, instruments, computer-assisted
                                                         surgery products and biomaterials used
                                                         in the treatment of spinal and cranial
                                                         disorders.
------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE                                                                                     13%
------------------------------------------------------------------------------------------------------------
BMC Software, Inc.                    BMCS               Develops and sells systems software
                                                         solutions to help manage databases,
                                                         applications and networks.
------------------------------------------------------------------------------------------------------------
Cadence Design                        CDN                Provides software tools and professional
Systems, Inc.                                            services for semiconductor, computer
                                                         systems, networking,
                                                         telecommunications and consumer
                                                         electronics companies.
------------------------------------------------------------------------------------------------------------
Compuware Corporation                 CPWR               With offices across North America and
                                                         Europe Compuware provides software
                                                         products and services that help
                                                         information technology professionals
                                                         develop, implement and support their
                                                         mainframe and client/server systems.
------------------------------------------------------------------------------------------------------------
Parametric Technology                 PMTC               World leader in developing, marketing
Co.                                                      and supporting a large variety of
                                                         software products for the automation of
                                                         the mechanical design process.
------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES                                                                                     9%
------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.              BEN                Franklin specializes in mutual fund
                                                         operations, insurance products, and also
                                                         manages real estate.
------------------------------------------------------------------------------------------------------------
Imperial Credit                       ICII               The diversified company offers a wide
Industries, Inc.                                         variety of financial services and
                                                         investment products through its
                                                         subsidiaries.
------------------------------------------------------------------------------------------------------------
MGIC Investment                       MTG                One of the leading providers of
Corporation                                              mortgage insurance to lenders.
------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS                                                                                     9%
------------------------------------------------------------------------------------------------------------
BellSouth Corporation                 BLS                Provides telecommunications services
                                                         in  nine southeastern states.  Other
                                                         services include directory advertising
                                                         and mobile communications.
------------------------------------------------------------------------------------------------------------
Tekelec                               TKLC               Provides diagnostic systems and
                                                         network switching solutions that enable
                                                         rapid delivery of communication
                                                         products and services.
------------------------------------------------------------------------------------------------------------
Tellabs, Inc.                         TLAB               Designs, manufactures, markets and
                                                         services data, video and voice signals.
                                                         Tellabs sells its products to phone
                                                         companies, cable operators,
                                                         corporations and government agencies.
------------------------------------------------------------------------------------------------------------
CHEMICAL-DIVERSIFIED                                                                                   4%
------------------------------------------------------------------------------------------------------------
Hercules, Inc.                        HPC                Manufactures and produces specialty
                                                         chemicals (flavors and fragrances),
                                                         electronic aerospace equipment,
                                                         polypropylene films and carbon fibers.
------------------------------------------------------------------------------------------------------------
INSURANCE                                                                                              4%
------------------------------------------------------------------------------------------------------------
Exel Limited(2)                       XL                 Provides property and casualty
                                                         insurance to industrial, commercial and
                                                         professional service firms and other
                                                         enterprises on a worldwide basis.
------------------------------------------------------------------------------------------------------------
COMPUTER MEMORY DEVICES                                                                                3%
------------------------------------------------------------------------------------------------------------
EMC Corporation                       EMC                Develops and markets new computer
                                                         memory devices for information storage
                                                         and retrieval.
------------------------------------------------------------------------------------------------------------
COSMETICS/TOILETRIES                                                                                   3%
------------------------------------------------------------------------------------------------------------
International Flavors &               IFF                Produces flavors and fragrances that are
Fragrances, Inc.                                         sold worldwide to manufacturers of
                                                         soap, cosmetics, perfumes, soft drinks
                                                         and other products.
------------------------------------------------------------------------------------------------------------
MULTIMEDIA                                                                                             3%
------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                     GCI                A national news information company.
                                                         Gannett publishes 87 daily newspapers
                                                         including USA Today, as well as 20
                                                         major market television stations and a
                                                         cable division serving five states.
------------------------------------------------------------------------------------------------------------
NETWORKING PRODUCTS                                                                                    3%
------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                   CSCO               Top supplier of multi-protocol
                                                         internetworking systems.
------------------------------------------------------------------------------------------------------------
OIL & GAS                                                                                              3%
------------------------------------------------------------------------------------------------------------
 Tidewater, Inc.                      TDW                Tidewater supplies support services to
                                                         the oil and gas industry both
                                                         domestically and internationally.  It's
                                                         fleet of ships tows mobile drilling rigs
                                                         and supports pipe laying and drilling
                                                         activities.
------------------------------------------------------------------------------------------------------------
PRINTING/RELATED PRODUCTS                                                                              3%
------------------------------------------------------------------------------------------------------------
Zebra Technologies                    ZBRA               A globally distributed manufacturer of
Corporation                                              thermal transfer demand label printers
                                                         used in bar code applications, related
                                                         supplies, and software.
------------------------------------------------------------------------------------------------------------
RECREATION/GOLF                                                                                        3%
------------------------------------------------------------------------------------------------------------
Callaway Golf Company                 ELY                Largest manufacturer of golf clubs also
                                                         produces golf equipment and
                                                         accessories.

------------
     (2)  This is a Bermuda corporation.  The current annual dividends per share, if any will not be subject to Bermuda withholding tax.


Past Performance of the Prior Standard & Poor's Intrinsic Value Portfolio
------------------------------------------------------------------------------
The chart below shows average annual total returns for the following
Series, which assumes annual "rollovers" into the next Portfolio. We've also included the returns for the most recently completed Portfolio of the
Series:

Series From Inception through               Most Recently Completed
3/31/98                                     Portfolio
------------------------------------------------------------------------------
Inception                    Return         Period                  Return

11/21/96       Series        21.48%         11/21/96-12/19/97       7.08%
               C

Past performance is no guarantee of future results. Average annual total returns represents price changes plus dividends reinvested, divided by the initial public offering price, and reflect maximum sales charges and expenses. Returns for Series From Inception differ from Most Recently Completed Portfolio because they reflect a reduced sales charge on rollovers and different performance periods.

Defining Your Risks

The following are important facts to keep in mind when considering this investment. Please read them carefully. Your financial professional will be happy to answer any questions you may have.

o The Portfolio is designed for investors willing and able to assume the risks generally associated with equity investments with above-average price volatility.
o The Portfolio consists of 43% technology stocks.
o The Portfolio is not appropriate for investors seeking preservation of capital or current income.
o U.S. equity markets are at historic highs. There can be no assurance that these levels will continue, or that the Portfolio or Strategy will meet their objectives.
o The value of your investment will fluctuate with the prices of the underlying stocks. There can be no assurance that the stock market prices will not decrease or that dividend rates will be maintained.

Tax Efficiency

The proceeds received when you sell this investment will reflect the deduction of the deferred sales charge and the charge for organizational expenses. In addition, the annual statement and the relevant tax reporting forms you receive at year end will be based on the amount paid to you, net of the deferred sales charge and the charge for organizational expenses. Accordingly, you should not increase the tax basis in your units by these sales charges and expenses. Generally, dividends and any gains will be subject to tax each year. Capital gains, if any, on assets held over a year will be taxed up to the maximum federal tax rate of 28%. However, on rollovers to future Portfolios, if available, investors will defer recognition of gains and losses on stocks that are distributed in kind to the new Portfolio. Investors may also be eligible for 20% maximum federal tax rate on gains from those stocks when they are sold.

Defining Your Costs

First-time investors pay an initial sales charge of about !% when they buy. All investors pay a deferred sales charge of $17.50 per 1,000 units, about 1.75%, deducted over the last 10 months of the Portfolio.

                              As a % of Public      Amount Per 1,000 Units
                               Offering Price
---------------------------------------------------------------------------
  Initial Sales Charge             1.00%                    $10.00

  Deferred Sales Charge            1.75%                    $17.50
                               ============================================
  Maximum Sales Charge             2.75%                    $27.50

    Estimated Annual               0.473%                   $4.68
   Operating Expenses
 (as a % of net assets)
---------------------------------------------------------------------------


If you sell your units before termination, the deferred sales charges are deducted, along with the estimated costs of selling Portfolio securities. If you roll over to a successor Portfolio, if available, the initial charge is waived. You only pay the $17.50 deferred fee and operating expenses.

Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

------------------------------------------------------------------------
       Amount Purchased            Total Sales Charge as a % of Public
                                             Offering Price
------------------------------------------------------------------------
      Less than $50,000                           2.75%
------------------------------------------------------------------------
      $50,000 to $99,999                          2.50%
------------------------------------------------------------------------
     $100,000 to $249,999                         2.00%
------------------------------------------------------------------------
     $250,000 to $999,999                         1.75%
------------------------------------------------------------------------
     $1,000,000 or more                           1.00%
------------------------------------------------------------------------


Don't Delay

Call your financial professional for a free prospectus containing more complete information, including all charges and expenses. Read the prospectus carefully before you invest.

Units of the next Series are not yet available. Information herein is subject to amendment. A registration statement relating to these securities has been filed with the Securities and exchange Commission.
These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This document shall not constitute an offer to buy nor shall there be any sale of these securities in any state in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of such state.

Defined Asset Funds

Buy With Knowledge  Hold With Confidence

Other Select Series
Select Ten Portfolio
(DJIA)

Select S&P Industrial Portfolio
Select S&P Industry Turnaround Portfolio
Select Growth Portfolio
Hong Kong Portfolio
(Hang Sang Index)
Japan Portfolio
(Nikkei Index)
United Kingdom Portfolio
(Financial Times Index)

Equity Investor Funds
Concept Series

Premier American Portfolio
Premier World Portfolio
Real Estate Income Fund 2
Tele-Global Trust 3

Equity Investor Funds
Index Series

S&P 500 Index Trust 2
S&P MidCap Index Trust

Other Defined Asset Funds

Corporate Income Funds
Government Securities
Income Funds
International Bond Funds
Municipal Investment Trusts

                                      11571BR-4/98

